Pay vs Performance Disclosure		12 Months Ended						24 Months Ended	36 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2022	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 Pay versus Performance

Pay versus Performance Table

The following table contains additional compensation information of our current and former CEO (“CEO”) and non-CEO named executive officers (“NEOs”), along with total shareholder return (“TSR”), net income, and company-selected revenue measure results for our fiscal years ending in 2022, 2021, and 2020. This disclosure is intended to comply with the SEC rules under item 402(v) and does not necessarily reflect the Company’s approach to aligning compensation with performance. Additional information concerning the Company’s compensation philosophy and how the Company aligns compensation with financial performance can be found in the Compensation Discussion and Analysis.

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Comp. Table Total for CEO	Comp. Actually Paid to CEO(2)(3)	Avg Summary Comp. Table Total for Non-CEO NEOs	Avg Comp. Actually Paid to Non-CEO NEOs(2)(3)	Company TSR(7)	Peer Group TSR(7)	GAAP Net Income	Company Selected Measure “Revenue”
2022*	$ 7,515,960	$ 7,019,416(4)	$ 2,153,261	$ 2,272,546(4)	$ 117.44	$ 73.35	$ 44,060,000	$ 1,089,752,000
2021	5,763,015	8,680,195(5)	1,812,850	2,630,957(5)	116.15	113.19	72,331,000	1,046,487,000
2020	14,037,609	8,821,747(6)	3,049,302	3,155,018(6)	89.00	140.11	58,711,000	990,533,000
*2022 compensation figures assume STIP at 58% of target, year-end stock price of $57.20 per share, and rTSR of $54.77 per share.
(1) NEOs included in the above table are as follows:
Year	CEO	Non-CEO NEOs
2022	Brian A. Shepherd	Hai Tran, Kenneth M. Kennedy, Elizabeth A. Bauer, Rasmani Bhattacharya
2021	Brian A. Shepherd	Hai Tran, Kenneth M. Kennedy, Elizabeth A. Bauer, Rolland B. Johns
2020	Bret C. Griess	Rolland B. Johns, Kenneth M. Kennedy, Brian A. Shepherd
(2)

Fair Market Value (FMV) or change in fair value, as applicable, of equity awards was determined by reference to: (1) for restricted stock awards (excluding awards and other performance-based awards), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price; (2) for performance-based restricted stock awards (excluding TSR awards), the same valuation methodology as restricted stock awards above except year-end values are multiplied times the probability of achievement as of each such date; (3) for TSR awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

(3)

For the portion of compensation that is based on year-end stock prices, the following prices were used: (1) 2022 $57.20 (0.7% reduction from prior year); (2) 2021 $57.62 (27.8% increase from prior year); and (3) 2020 $45.07 (13.0% reduction from prior year).

(4) 2022 compensation reflects the following adjustments from Total Compensation reported in the 2022 Summary Compensation Table:
	CEO	Average Non-CEO NEO
Total Reported in 2022 Summary Compensation Table (SCT)	$ 7,515,960	$ 2,153,261
Less, Value of Stock Awards Reported in SCT	(5,986,094)	(1,412,598)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	5,290,930	1,441,979
Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested	(149,222)	(40,382)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-
Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year	347,841	130,286
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	-	-
Total Adjustments	(496,545)	119,285
Compensation Actually Paid for Fiscal Year 2022	$ 7,019,415	$ 2,272,546
(5) 2021 compensation reflects the following adjustments from Total Compensation reported in the 2021 Summary Compensation Table:
	CEO	Average Non-CEO NEO
Total Reported in 2021 Summary Compensation Table (SCT)	$ 5,763,015	$ 1,812,850
Less, Value of Stock Awards Reported in SCT	(3,925,148)	(1,065,208)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,682,547	1,270,751
Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested	1,960,239	541,952
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-
Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this year	199,542	70,612
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	-	-
Total Adjustments	2,917,180	818,107
Compensation Actually Paid for Fiscal Year 2021	$ 8,680,195	$ 2,630,957
(6) 2020 compensation reflects the following adjustments from Total compensation reported in the 2020 Summary Compensation Table:
	CEO	Average Non-CEO NEO
Total Reported in 2020 Summary Compensation Table (SCT)	$ 14,037,609	$ 3,049,302
Less, Value of Stock Awards Reported in SCT	(12,163,565)	(2,155,361)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	-	2,570,871
Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested	-	(244,226)
Plus, FMV of Awards Granted this Year and that Vested this Year	8,572,134	-
Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year	(1,624,431)	(65,568)
Less Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	-	-
Total Adjustments	(5,215,862)	105,716
Compensation Actually Paid for Fiscal Year 2020	$ 8,821,747	$ 3,155,018
(7)

Company TSR and our Standard Industrial Classification (“SIC”) Code Index: Computer Processing and Data Preparation and Processing Services, is as reflected in our 2022 Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

Named Executive Officers, Footnote [Text Block]
(1)

NEOs included in the above table are as follows:

Year

CEO

Non-CEO NEOs

2022

Brian A. Shepherd

Hai Tran, Kenneth M. Kennedy, Elizabeth A. Bauer, Rasmani Bhattacharya

2021

Brian A. Shepherd

Hai Tran, Kenneth M. Kennedy, Elizabeth A. Bauer, Rolland B. Johns

2020

Bret C. Griess

									Rolland B. Johns, Kenneth M. Kennedy, Brian A. Shepherd
Peer Group Issuers, Footnote [Text Block]
(7)
									Company TSR and our Standard Industrial Classification (“SIC”) Code Index: Computer Processing and Data Preparation and Processing Services, is as reflected in our 2022 Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
PEO Total Compensation Amount		$ 7,515,960		$ 5,763,015		$ 14,037,609
PEO Actually Paid Compensation Amount	[1],[2]	7,019,416	[3]	8,680,195	[4]	8,821,747	[5]
Adjustment To PEO Compensation, Footnote [Text Block]
(4) 2022 compensation reflects the following adjustments from Total Compensation reported in the 2022 Summary Compensation Table:
	CEO	Average Non-CEO NEO
Total Reported in 2022 Summary Compensation Table (SCT)	$ 7,515,960	$ 2,153,261
Less, Value of Stock Awards Reported in SCT	(5,986,094)	(1,412,598)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	5,290,930	1,441,979
Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested	(149,222)	(40,382)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-
Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year	347,841	130,286
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	-	-
Total Adjustments	(496,545)	119,285
Compensation Actually Paid for Fiscal Year 2022	$ 7,019,415	$ 2,272,546
(5) 2021 compensation reflects the following adjustments from Total Compensation reported in the 2021 Summary Compensation Table:
	CEO	Average Non-CEO NEO
Total Reported in 2021 Summary Compensation Table (SCT)	$ 5,763,015	$ 1,812,850
Less, Value of Stock Awards Reported in SCT	(3,925,148)	(1,065,208)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,682,547	1,270,751
Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested	1,960,239	541,952
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-
Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this year	199,542	70,612
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	-	-
Total Adjustments	2,917,180	818,107
Compensation Actually Paid for Fiscal Year 2021	$ 8,680,195	$ 2,630,957
(6) 2020 compensation reflects the following adjustments from Total compensation reported in the 2020 Summary Compensation Table:

CEO

Average

Non-CEO NEO

Total Reported in 2020 Summary Compensation Table (SCT)

$ 14,037,609

$ 3,049,302

Less, Value of Stock Awards Reported in SCT

(12,163,565)

(2,155,361)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding

-

2,570,871

Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested

-

(244,226)

Plus, FMV of Awards Granted this Year and that Vested this Year

8,572,134

-

Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year

(1,624,431)

(65,568)

Less Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year

-

-

Total Adjustments

(5,215,862)

105,716

Compensation Actually Paid for Fiscal Year 2020

$ 8,821,747

									$ 3,155,018
Non-PEO NEO Average Total Compensation Amount		2,153,261		1,812,850		3,049,302
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 2,272,546	[3]	2,630,957	[4]	3,155,018	[5]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4) 2022 compensation reflects the following adjustments from Total Compensation reported in the 2022 Summary Compensation Table:
	CEO	Average Non-CEO NEO
Total Reported in 2022 Summary Compensation Table (SCT)	$ 7,515,960	$ 2,153,261
Less, Value of Stock Awards Reported in SCT	(5,986,094)	(1,412,598)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	5,290,930	1,441,979
Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested	(149,222)	(40,382)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-
Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year	347,841	130,286
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	-	-
Total Adjustments	(496,545)	119,285
Compensation Actually Paid for Fiscal Year 2022	$ 7,019,415	$ 2,272,546
(5) 2021 compensation reflects the following adjustments from Total Compensation reported in the 2021 Summary Compensation Table:
	CEO	Average Non-CEO NEO
Total Reported in 2021 Summary Compensation Table (SCT)	$ 5,763,015	$ 1,812,850
Less, Value of Stock Awards Reported in SCT	(3,925,148)	(1,065,208)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,682,547	1,270,751
Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested	1,960,239	541,952
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-
Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this year	199,542	70,612
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	-	-
Total Adjustments	2,917,180	818,107
Compensation Actually Paid for Fiscal Year 2021	$ 8,680,195	$ 2,630,957
(6) 2020 compensation reflects the following adjustments from Total compensation reported in the 2020 Summary Compensation Table:

CEO

Average

Non-CEO NEO

Total Reported in 2020 Summary Compensation Table (SCT)

$ 14,037,609

$ 3,049,302

Less, Value of Stock Awards Reported in SCT

(12,163,565)

(2,155,361)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding

-

2,570,871

Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested

-

(244,226)

Plus, FMV of Awards Granted this Year and that Vested this Year

8,572,134

-

Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year

(1,624,431)

(65,568)

Less Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year

-

-

Total Adjustments

(5,215,862)

105,716

Compensation Actually Paid for Fiscal Year 2020

$ 8,821,747

									$ 3,155,018
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Pay versus Performance Descriptive Disclosure

We believe the compensation actually paid in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as it fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual performance bonus and our LTI program, including our revenue.

Revenue continues to be our most important financial metric due to the following:

◼

Revenue growth is a critical part of our long-term strategic objectives.

◼

Our CEO and executive leadership team have set a long-term revenue target of $1.5 billion.

◼

Revenue or a related metric is included in both short-term and long-term incentive programs.

(1)

Total shareholder return in the above chart, in the case of both the Company and our Peer Companies as noted in footnote 7 of the above Pay for Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Table of 3-7 Measures Most Important to Last Fiscal Year

The following performance measures reflect the Company’s most important performance measures in effect for 2022, as further described and defined in Compensation Discussion and Analysis under 2022 Financial Achievements.

MOST IMPORTANT PERFORMANCE MEASURES FOR 2022
◼ Revenue
◼ Non-GAAP Adjusted Revenue (Revenue Less Transaction Fees)
◼ Non-GAAP Adjusted Operating Margin Percentage
◼ Earnings Per Share
◼ TSR
◼ Impact Minutes

Total Shareholder Return Amount	[6]	$ 117.44		116.15		89
Peer Group Total Shareholder Return Amount	[6]	73.35		113.19		140.11
Net Income (Loss)		$ 44,060,000		$ 72,331,000		$ 58,711,000
Company Selected Measure Amount		1,089,752,000		1,046,487,000		990,533,000
PEO Name						Bret C. Griess		Brian A. Shepherd
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Adjusted Revenue (Revenue Less Transaction Fees)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Adjusted Operating Margin Percentage
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Earnings Per Share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		TSR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Impact Minutes
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,986,094)		$ (3,925,148)		$ (12,163,565)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,290,930		4,682,547
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(149,222)		1,960,239
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		347,841		199,542		(1,624,431)
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(496,545)		2,917,180		(5,215,862)
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						8,572,134
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,412,598)		(1,065,208)		(2,155,361)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,441,979		1,270,751		2,570,871
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(40,382)		541,952		(244,226)
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		130,286		70,612		(65,568)
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 119,285		$ 818,107		$ 105,716

[1]
(2)
Fair Market Value (FMV) or change in fair value, as applicable, of equity awards was determined by reference to: (1) for restricted stock awards (excluding awards and other performance-based awards), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price; (2) for performance-based restricted stock awards (excluding TSR awards), the same valuation methodology as restricted stock awards above except year-end values are multiplied times the probability of achievement as of each such date; (3) for TSR awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.
[2]
(3)

For the portion of compensation that is based on year-end stock prices, the following prices were used: (1) 2022 $57.20 (0.7% reduction from prior year); (2) 2021 $57.62 (27.8% increase from prior year); and (3) 2020 $45.07 (13.0% reduction from prior year).

[3]
(4) 2022 compensation reflects the following adjustments from Total Compensation reported in the 2022 Summary Compensation Table:
	CEO	Average Non-CEO NEO
Total Reported in 2022 Summary Compensation Table (SCT)	$ 7,515,960	$ 2,153,261
Less, Value of Stock Awards Reported in SCT	(5,986,094)	(1,412,598)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	5,290,930	1,441,979
Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested	(149,222)	(40,382)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-
Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year	347,841	130,286
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	-	-
Total Adjustments	(496,545)	119,285
Compensation Actually Paid for Fiscal Year 2022	$ 7,019,415	$ 2,272,546

[4]
(5) 2021 compensation reflects the following adjustments from Total Compensation reported in the 2021 Summary Compensation Table:
	CEO	Average Non-CEO NEO
Total Reported in 2021 Summary Compensation Table (SCT)	$ 5,763,015	$ 1,812,850
Less, Value of Stock Awards Reported in SCT	(3,925,148)	(1,065,208)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,682,547	1,270,751
Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested	1,960,239	541,952
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-
Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this year	199,542	70,612
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	-	-
Total Adjustments	2,917,180	818,107
Compensation Actually Paid for Fiscal Year 2021	$ 8,680,195	$ 2,630,957

[5]
(6) 2020 compensation reflects the following adjustments from Total compensation reported in the 2020 Summary Compensation Table:

CEO

Average

Non-CEO NEO

Total Reported in 2020 Summary Compensation Table (SCT)

$ 14,037,609

$ 3,049,302

Less, Value of Stock Awards Reported in SCT

(12,163,565)

(2,155,361)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding

-

2,570,871

Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested

-

(244,226)

Plus, FMV of Awards Granted this Year and that Vested this Year

8,572,134

-

Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year

(1,624,431)

(65,568)

Less Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year

-

-

Total Adjustments

(5,215,862)

105,716

Compensation Actually Paid for Fiscal Year 2020

$ 8,821,747

$ 3,155,018
[6]
(7)
Company TSR and our Standard Industrial Classification (“SIC”) Code Index: Computer Processing and Data Preparation and Processing Services, is as reflected in our 2022 Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.